October 5, 2015

VIA EDGAR

Sonny Oh, Esq.

Disclosure Review Office 3

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Horace Mann Life Insurance Company Separate Account

File Nos. 811-1343 and

Horace Mann Life Insurance Company Qualified Group

Annuity Separate Account

File Nos. 811-21974

Commissioners:

On behalf of Horace Mann Life Insurance Company, Horace Mann Life Insurance Company Separate Account and Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Accounts”), we have attached for filing amended definitive proxy materials on Def Schedule 14A (“proxy”). Horace Mann plans to release these documents on October 12, 2015.

The proxy is being filed subsequent to the issuance of an order by the SEC on August 7, 2015, approving the substitutions of shares of certain registered management investment companies with shares of certain other registered management investment companies. The purpose of the proxy is to request that owners of variable annuity contracts issued under the Separate Accounts approve the substitutions.

After filing definitive proxy materials on October 2, 2015, we found that the numbers of units as of the Record Date, found in Section C of the proxy, were incorrect. Those numbers have been corrected in the amended definitive proxy materials.

If you have any questions or comments about the amended proxy, please contact the undersigned at (217) 788-5706 or Patrice Pitts at (202) 383-0548.

Sincerely,

/S/ Elizabeth E. Arthur

Elizabeth E. Arthur
Assistant General Counsel,
Horace Mann Life Insurance Company

Attachment

cc:	Maureen Bolinger

Stephen E. Roth

Patrice M. Pitts